U.S. Bancorp Fund Services LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

August 1, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Brandes Investment Trust
File Nos. 33-81396 and 811-08614

Dear Sir or Madam:

On behalf of Brandes Investment Trust (“Registrant”), please find filed herewith Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (also filed as Amendment No. 29 to the Registration Statement under the Investment Company Act of 1940, as amended).  This Amendment is being filed for the purpose of registering a new class of shares—Class E shares—to the Brandes Institutional International Equity Fund (the “Fund”).  Additionally, this filing redesignates the existing class of shares of the Fund as Class I shares.  Effective October 1, 2008, the Fund will issue two classes of shares:  Class I and Class E.

If you have any questions concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC